Acquisitions (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Fair value estimates recorded for the identifiable intangible assets and their estimated useful lives
Estimated Fair Value of identifiable intangible assets	$ 168,409
Trade name [Member]
Fair value estimates recorded for the identifiable intangible assets and their estimated useful lives
Estimated Fair Value of identifiable intangible assets	12,779
Estimated Useful Life of identifiable intangible assets	10 years
Customer relationships [Member]
Fair value estimates recorded for the identifiable intangible assets and their estimated useful lives
Estimated Fair Value of identifiable intangible assets	150,130
Estimated Useful Life of identifiable intangible assets	15 years
Technology [Member]
Fair value estimates recorded for the identifiable intangible assets and their estimated useful lives
Estimated Fair Value of identifiable intangible assets	$ 5,500
Estimated Useful Life of identifiable intangible assets	10 years